Note 9 - Share Capital	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]

9. Share capital:

a) Common shares:

At April 30, 2026, there were 32,195,697 ( October 31, 2025 - 31,945,535) common shares outstanding.

On December 18, 2024, the Bank completed a treasury offering of 5,660,378 common shares at a price of USD $13.25 per share, the equivalent of CAD $18.95 per share, for gross proceeds of USD $75.0 million. On December 24, 2024, the underwriters of the aforementioned offering exercised their full over-allotment option to purchase an additional 849,056 shares (15% of the 5,660,378 common shares issued via the base offering referenced above) at a price of USD $13.25 per share, or CAD $19.07 per share, for gross proceeds of USD $11.2 million. Total net cash proceeds from the common share offering were CAD $116.0 million. The Bank’s share capital increased by CAD $116.3 million corresponding to the Common Share Offering and less tax effected issue costs in the amount of CAD $6.2 million.

On April 28, 2026, the Bank received approval from the Toronto Stock Exchange ("TSX") to renew its Normal Course Issuer Bid ("NCIB") for its common shares. Pursuant to the NCIB, VersaBank may purchase for cancellation up to 2,000,000 of its common shares, representing approximately 9.14% of its public float. As of April 16, 2026, the public float comprised 21,876,251 common shares and there were 32,167,347 issued and outstanding Common Shares in total. The average daily trading volume ("ADTV") of VersaBank's Common Shares on the TSX for the six months of October 1, 2025 to March 31, 2026 (the "Preceding Six-Month Period") was 26,510 shares. Daily purchases under the NCIB will be limited to 25% of the ADTV, which is 6,627 common shares, other than block purchase exceptions. During the Preceding Six-Month Period, 11,929,689 VersaBank common shares were traded on all exchanges. Of that total, 3,313,798 shares were traded on the TSX, and the remaining 8,615,891 shares were traded on other exchanges including the Nasdaq.

The ability to make purchases commenced on April 30, 2026, and will terminate on April 29, 2027, or such an earlier date as VersaBank may complete its purchases pursuant to the NCIB. The purchases will be made by VersaBank through the facilities of the TSX and the Nasdaq and in accordance with the rules of the TSX or the Nasdaq, as applicable, and the prices that VersaBank will pay for any Common Shares will be the market price of such shares at the time of acquisition. VersaBank will make no purchases of Common Shares other than open market purchases. All shares purchased under the NCIB will be cancelled.

For the three and six month periods ended April 30, 2026 and the three and six month periods ended April 30, 2025, the Bank did not purchase or cancel any common shares under its normal course issuer bid. As no shares were repurchased, there was no impact on Common Share capital or retained earnings for either period.

For the three and six month periods ended April 30, 2026, the Bank issued 126,250 and 250,162 Common Shares in connection with the exercise of stock options during the period for proceeds of $2.0 million and $4.0 million. For the three and six month periods ended April 30, 2025, the Bank issued nil and 6,775 Common Shares in connection with the exercise of stock options during the period for proceeds of $nil and $0.1 million.

b) Stock options

Stock option transactions during the three and six month periods ended April 30, 2026, and 2025:

	for the three months ended				for the six months ended
	April 30, 2026		April 30, 2025		April 30, 2026		April 30, 2025

		Weighted		Weighted		Weighted		Weighted
		average		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise	Number of	exercise
	options	price	options	price	options	price	options	price

Outstanding, beginning of period	630,908	$15.90	804,494	$15.90	779,734	$15.90	819,125	$15.90
Granted	-	-	-	-	-	-	-	-
Exercised	(126,250)	15.90	-	-	(250,162)	-	(6,775)	15.90
Forfeited/cancelled	-	-	(3,140)	15.90	(24,914)	-	(10,996)	15.90
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	504,658	$15.90	801,354	$15.90	504,658	$15.90	801,354	$15.90

For the three and six month periods ended April 30, 2026, the Bank recognized $7,000 ( April 30, 2025 - $nil) and $7,000 ( April 30, 2025 - $75,000) in compensation expense related to the estimated fair value of options granted.